Employee Benefits - Analysis of expenses (Details) - Employee benefits expense [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Classes of employee benefits expense [Line items]
General and administrative expenses	€ 2,132	€ 3,015	€ 1,327
Research and development expenses	2,099	1,304	1,252
Clinical expenses	3,431	1,531	921
Operation & Manufacturing expenses	1,625	1,211	613
QA expenses	826	641	353
Other expenses (therapy development, patents, etc.)	1,591	749	660
Total employee benefits	€ 11,704	€ 8,451	€ 5,126